3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Explanation of changes in applicable tax rates	Limited to 30% of the taxable income, applying the rate of 15% plus an additional 10% for the IRPJ and 9% for the CSLL.
Right-of-use asset	R$ 2,299,942	R$ 217,516
Adoption of IFRS 9	R$ 6,287
Weighted average rate	7.92%
Weighted average cost of capital	11.30%	10.40%
Impact of IFRS 16 Adoption [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Right-of-use asset	R$ 2,397,743
Lease liability	R$ 2,391,456